Finance Expenses, Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Expenses Net Abstract [Abstract]
Disclosure of finance income (cost) [text block]
Note 23 - Finance Expenses, Net

A.	Finance expenses:

	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Interest expenses from project finance loans	22,858	15,157	24,067
Interest expenses from corporate loans	78	-	-
Interest expenses from Debentures	8,963	8,113	8,316
Interest expenses from amortization and linkage to index	33,692	14,274	1,413
Fair value changes of financial instruments measured at
fair value through profit or loss	-	-	656
Finance expenses in respect of contingent consideration
arrangement	3,978	2,231	219
Interest expenses from non-controlling interests loans	1,381	1,157	1,520
Finance expenses from foreign currency hedging
transactions	973	-	311
Finance expenses in respect of lease liability	1,964	1,243	1,087
Exchange differences	617	2,702	162
Others	1,249	1,442	1,036
	75,753	46,319	38,787
Amounts capitalized to the cost of qualifying assets	(13,162)	(9,144)	(7,379)
Total	62,591	37,175	31,408

B.	Finance income:

	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Finance income from contract asset in respect of
concession arrangements	17,188	24,310	16,176
Changes in the fair value of financial instruments
measured at fair value through profit or loss	2,953	3,145	-
Finance income from foreign currency hedge transactions	-	1,053	-
Finance income from loans which were given to equity-
accounted entities	1,166	1,487	1,025
Finance income from deposits in banks	1,669	-	-
Others	365	338	13
Total	23,341	30,333	17,214